Trade and other receivables- Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Provision for write-offs of trade and other receivables	€ 5.9	€ 8.6
Write-off	€ 6.5